EXPLANATORY NOTE

This Post-Effective Amendment No. 186 to the Registration Statement on Form N-1A for Victory Portfolios is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended, solely for the purpose of delaying, until March 10, 2021, the effectiveness of Post-Effective Amendment No. 185 ("PEA No. 185"), which was filed with the Securities and Exchange Commission (the "Commission") via EDGAR on December 16, 2020, accession number 0001683863-20-015210. Since no other changes are intended to be made to PEA No. 185 by means of this filing, Parts A, B and C of PEA No. 185 are incorporated herein by reference.